CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Automatic Conversion (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Number of shares issuable upon conversion of each convertible preferred stock		1
Minimum pre-offering market capitalization required for automatic conversion	$ 2,500.0	$ 2,500.0
Minimum gross proceeds from sale of issuance of shares required for automatic conversion	$ 200.0	$ 200.0
Series A
Class of Stock [Line Items]
Number of shares issuable upon conversion of each convertible preferred stock	1
Percentage of vote or written consent of the holders for automatic conversion		66.67%
Series B
Class of Stock [Line Items]
Number of shares issuable upon conversion of each convertible preferred stock	1
Percentage of vote or written consent of the holders for automatic conversion		66.67%
Series C
Class of Stock [Line Items]
Number of shares issuable upon conversion of each convertible preferred stock	1
Percentage of vote or written consent of the holders for automatic conversion		66.67%
Series D
Class of Stock [Line Items]
Number of shares issuable upon conversion of each convertible preferred stock	1
Percentage of vote or written consent of the holders for automatic conversion		66.67%
Series A, Series B, Series C, Series D
Class of Stock [Line Items]
Percentage of vote or written consent of the holders for automatic conversion	66.67%
Series E
Class of Stock [Line Items]
Number of shares issuable upon conversion of each convertible preferred stock	1
Percentage of vote or written consent of the holders for automatic conversion	50.00%	50.00%